Share Purchase Warrants and Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share Purchase Warrants and Stock Options [Abstract]
Share Purchase Warrants and Stock Options
13.	Share Purchase Warrants and Stock Options

On June 15, 2021, in connection with the merger transaction discussed in Note 3, Reverse Merger, the Company assumed Spectrum’s share purchase warrants and stock options. As of June 15, 2021, the total fair value of Spectrum’s share purchase warrants and stock options was $1,320,087.

The total fair value of the Company’s share purchase warrants and stock options was $503,341 as of September 30, 2021. This amount is included in derivative liabilities on the unaudited condensed consolidated balance sheet. The valuation methodology, including the assumptions used in the valuation, are discussed in Note 10, Derivative Liabilities. The weighted-average remaining life on the share purchase warrants as of September 30, 2021 was 1 year. The weighted-average remaining life on the stock options as of September 30, 2021 was 4.8 years. The stock options outstanding at September 30, 2021 were not subject to any vesting terms with the exception of those issued during August 2021.

The following table summarizes the activity of share purchase warrants for the period of June 16, 2021 through September 30, 2021:

	Number of warrants	Weighted average exercise price	Intrinsic value
Balance at December 31, 2020	-	$-	$-
Assumed in merger transaction	1,722,161	0.22
Issued	-	-
Exercised	(1,719,281)	0.37
Expired	-	-
Balance at September 30, 2021	2,880	$68.79	$-

As of September 30, 2021, the following share purchase warrants were outstanding:

Number of warrants	Exercise price	Issuance Date	Expiry date	Remaining life
380	324.00	10/10/2018	10/10/2021	0.03
2,500	30.00	11/21/2019	11/21/2022	1.14
2,880

The following table summarizes the activity of stock options for the period of June 16, 2021 through September 30, 2021:

	Number of stock options	Weighted average exercise price	Intrinsic value
Balance at December 31, 2020	-	$-	$-
Assumed in merger transaction	966,330	0.62
Issued	9,648,021	0.25
Exercised	-	-
Expired	-	-
Balance at September 30, 2021	10,614,351	$0.29	$2,892,577

As of September 30, 2021, the following stock options were outstanding:

Number of stock options	Exercise price	Issuance Date	Expiry date	Remaining Life
5,000	9.00	11/25/2019	11/25/2021	0.15
323,763	0.58	2/23/2021	2/23/2026	4.40
482,393	0.58	2/23/2021	2/23/2026	4.40
77,587	0.58	2/23/2021	2/23/2026	4.40
77,587	0.58	2/23/2021	2/23/2026	4.40
3,318,584	0.25	6/16/2021	6/16/2026	4.70
100,603	0.25	8/11/2021	8/11/2026	4.87
6,228,834	0.25	8/18/2021	8/18/2026	4.88
10,614,351

The remaining stock-based compensation expense on unvested stock options was $1,700,564 as of September 30, 2021.

Spectrum Global Solutions, Inc. [Member]
Share Purchase Warrants and Stock Options [Abstract]
Share Purchase Warrants and Stock Options
13.	Share Purchase Warrants and Stock Options

From time to time, the Company issues share purchase warrants and stock options, which are classified as liabilities. The total fair value of the Company’s share purchase warrants and stock options was $138,504 and $191,732 as of December 31, 2020 and 2019, respectively. This amount is included in derivative liabilities on the consolidated balance sheets. The valuation methodology, including the assumptions used in the valuation, are discussed in Note 10, Derivative Liabilities. The weighted-average remaining life on the share purchase warrants as of December 31, 2020 and 2019 was 2.0 years and 1.3 years, respectively. The stock options outstanding at December 31, 2020 and 2019 were not subject to any vesting terms.

The following table summarizes the activity of share purchase warrants for the year ended December 31, 2020:

	Number of warrants	Weighted average exercise price
Balance at December 31, 2019	14,075	$331.46
Issued	2,389,104	78.46
Expired	(1,293)	736.64
Balance at December 31, 2020	2,401,886	$79.59

As of December 31, 2020, the following share purchase warrants were outstanding:

Number of warrants		Exercise price	Issuance date	Expiry date	Remaining life
527,476	*	360.00	2/14/2018	2/13/2021	0.12
417		480.00	2/21/2018	2/21/2021	0.14
1,667		300.00	5/17/2018	5/17/2021	0.38
380		324.00	10/10/2018	10/10/2021	0.78
2,500		30.00	11/21/2019	11/21/2022	1.89
9,723		9.00	2/7/2020	2/7/2023	2.10
9,723		9.00	2/7/2020	2/7/2023	2.10
200,000		0.18	7/14/2020	7/1/2021	0.50
1,650,000		0.10	10/5/2020	10/5/2023	2.76
2,401,886

*	This warrant is convertible into 4% of the number of common shares of the Company outstanding. At December 31, 2020, it is 4% of the 13,186,880 shares outstanding as of that date.

The following table summarizes the activity of stock options for the year ended December 31, 2020:

	Number of stock options	Weighted average exercise price
Balance at December 31, 2019	5,000	$9.00
Issued	-	-
Expired	-	-
Balance at December 31, 2020	5,000	$9.00

As of December 31, 2020, the following stock options were outstanding:

Number of stock options	Exercise price	Issuance Date	Expiry date
5,000	9.00	11/25/2019	11/25/2021